Other Non-Current Assets (Tables)	12 Months Ended
Sep. 30, 2023
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	The amount of other non-current assets consisted of the following:
	September 30, 2023	September 30, 2022
Prepayment of projects	$28,413,048	$13,944,055
Prepayments of land leases	545,505	159,139
Deposit	59,333	64,227
Total	$29,017,886	$14,167,421